EQUITY	12 Months Ended
Dec. 31, 2021
EQUITY.
EQUITY

NOTE 15 - EQUITY

a)    Share capital

As of 31 December 2021, the Group’s authorised and paid-in share capital consists of 325,998,290 (2020:56,865,658) shares with TRY0.2 (2020: TRY1) nominal value each. As of 31 December 2021, 40,000,000 of the shares consist of A group shares (owned by Hanzade Vasfiye Doğan Boyner) and the remaining 285,998,290 shares are B group shares (owned by other shareholders).

In Ordinary and Extraordinary General Assembly meetings, each Class A share grants 15 (fifteen) votes to the shareholders who own these shares and each of Class B share grants one vote to the shareholders, provided that provisions of the Turkish Commercial Code are reserved.

Share capital as of 31 December 2021 and 2020 is as follows:

	2021	Share (%)	2020	Share (%)

Turk Commerce B.V.	9,500	14.57	14,216	25.00
Hanzade Vasfiye Doğan Boyner	13,973	21.43	13,973	24.57
Vuslat Doğan Sabancı	9,708	14.89	9,708	17.07
Yaşar Begümhan Doğan Faralyalı	9,708	14.89	9,708	17.07
Arzuhan Doğan Yalçındağ	8,854	13.58	8,854	15.57
Işıl Doğan	407	<1	407	<1
Public shares	13,050	20.02	—	—

	65,200	100	56,866	100

b)    Share premium

	2021	2020

Share premium	4,260,737	187,465

	4,260,737	187,465

Increase in share capital and share premium

During General Assembly dated 24 June 2019, the shareholders decided to increase the share capital of the Company through injection of additional capital amounting to TRY180,000,009. The shareholders paid TRY10,727,492 for 10,727,492 shares with TRY1 nominal value each as a result of issuance of new shares. TRY169,272,517 have been paid as a premium on issued shares.

In 2019, D Portal Yatırımları A.Ş. which was owned by the members of Doğan Family was merged with the Company and the shareholding structure of the Company has changed accordingly. Such merger had no significant impact on the Group's financial statements since D Portal Yatırımları A.Ş. was only acting as the parent entity of the Company with no business activity or any other investment. As a result of the merger, TRY40,002 has been accounted for as a share premium increase in 2019.

NOTE 15 - EQUITY (Continued)

At the extraordinary General Assembly meeting (“GAM”) dated 25 May 2021, it was decided that the Company adopts the registered capital system as per the provisions of the Turkish Commercial Code numbered 6102 and nominal value of each share has been determined as TRY 0.20. Upon this GAM, the issued share capital of the Company was divided into 284,328,290 registered shares each with a nominal value of TRY 0.20.

On Board of Directors meeting dated 5 July 2021, the shareholders have decided to increase the share capital of the Company by amounting to TRY 8,334 thousand reaching to TRY 65,200 thousand through injection of additional capital. In addition to the capital increase, it has been decided to undertake a share premium of TRY 4,107,870 thousand and to issue 41,670,000 class B shares with premium.

Shareholders have assigned new issued class B ordinary shares to underwriters amounting to TRY8,334 thousand for 41,670,000 shares with TRY0.2 nominal value each for IPO of American Depositary Shares.

On 6 July 2021, the Group received TRY4,116,204 thousand proceeds from the IPO in Nasdaq and TRY 8,334 thousand was accounted as a capital increase since the IPO completed through capital increase and TRY4,073,272 thousand is accounted as a share premium after deducting transaction costs. The Group incurred TRY54,178 thousand of transaction costs directly related to the offering and TRY34,598 thousand of transaction costs netted off from share premium.

The Group had a capital inadequacy matter as per the Article 376 of the Turkish Commercial Code (“TCC”) as of 31 December 2020. As of 31 December 2021, the Group does not have a capital inadequacy matter as per the Article 376 of the TCC as result of the equity increase through the IPO proceeds.

c)    Restricted reserves

	2021	2020

Restricted reserves	1,586	1,586

	1,586	1,586

The restricted (“legal”) reserves consist of first and second reserves, appropriated in accordance with the Turkish Commercial Code (“TCC”). The TCC stipulates that the first legal reserve is appropriated out of statutory profits at the rate of 5% per annum, until the total reserve reaches 20% of the Group’s paid-in share capital. The second legal reserve is appropriated at the rate of 10% per annum of all cash distributions in excess of 5% of the paid-in share capital. Under the TCC, the legal reserves can only be used to offset losses and are not available for any other usage unless they exceed 50% of paid-in share capital.